Summary of Significant Accounting Policies (Details) - USD ($)				9 Months Ended	12 Months Ended
		Oct. 15, 2024	May 16, 2023	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Forward share split issued (in Shares)			25,000,000	100,000,000	100,000,000
Forward share split outstanding (in Shares)			25,000,000	100,000,000	100,000,000
Common stock par value (in Dollars per share)	[1]			$ 0.001	$ 0.001	$ 0.001
Deferred initial public offering cost
Tax position, description				A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.	A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-lived intangible assets of purchased patents from the acquisition				$ 1,617,974	$ 1,617,974	$ 1,617,974
Shanghai Sglcell Biotech Co., Ltd. [Member] | Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-lived intangible assets of purchased patents from the acquisition				1,600,000	1,600,000
Accumulated impairment allowance recognized				$ 1,600,000	1,600,000
Accumulated impairment allowance recognized					$ 1,600,000
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Adjusted share split (in Shares)		5	4	4	4
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Adjusted share split (in Shares)		1	1	1	1
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred initial public offering cost					$ 638,871	$ 553,471

[1]	Giving retroactive effect to the 4 for 1 share split effected on May 16, 2023 and 5 for 1 reverse share split effected on October 15, 2024.